REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 7. REVENUE

The Company’s primary revenue-generating activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars.

The following table presents revenue disaggregated by geography:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
United States	$—	$186,743	$15,000	$1,423,809
Asia	—	—	9,112	116,485
Europe	—	—	118,715	170,500
Total	$—	$186,743	$142,827	$1,710,794

Revenue from contracts with customers are disaggregated as follows:

	Three Months Ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Revenue recognized at a point in time	$—	$186,743	$123,827	$1,705,794
Revenue recognized over time	—	—	19,000	5,000
Total	$—	$186,743	$142,827	$1,710,794

Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities as of the periods presented were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2023	$327,200	$178,750
December 31, 2023	482,279	30,400
September 30, 2024	54,600	24,000

During the three months ended September 30, 2024 and 2023 the Company recognized no revenues that was included in the contract liabilities balance at the beginning of the period. During the nine months ended September 30, 2024 and 2023, the Company recognized $30,400 and $32,500 of revenue that was included in the contract liabilities balance at the beginning of the reporting period, respectively.

NOTE 7. REVENUE

The Company’s primary revenue-generating activity involves sales of high-powered lasers and related installation services. The Company has sales to customers throughout the U.S., Europe, and Asia. All sales are settled in U.S. dollars.

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2023	2022
United States	$1,760,350	$1,038,403
Asia	117,835	356,075
Europe	207,347	45,950
Total	$2,085,532	$1,440,428

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2023	2022
Revenue recognized at a point in time	$2,080,532	$1,438,628
Revenue recognized over time	5,000	1,800
Total	$2,085,532	$1,440,428

Contract liabilities consist of customer deposits that are applied to invoices as the performance obligation is performed. Accounts receivable and contract liabilities as of December 31, 2023 and 2022 were as follows:

	Accounts Receivable	Contract Liabilities
January 1, 2022	$223,275	$173,050
December 31, 2022	327,200	178,750
December 31, 2023	482,279	30,400

During the years ended December 31, 2023 and 2022, the Company recognized $32,500 and $1,800 of revenue that was included in the contract liabilities balance at the beginning of the reporting period, respectively.